Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Changes in Carrying Value of Property, Plant and Equipment

(€’000)	Property	Equipment	Furniture	Leasehold	Total
Capitalized costs
At January 1, 2020	2 810	4 099	307	4 193	11 409
Additions	191	670	10	56	926
Disposals	—	(932)	(67)	(372)	(1 371)
Currency translation adjustments	—	(1)	—	(17)	(18)
Transfers	—	(271)	—	171	(100)

At December 31, 2020	3 001	3 563	250	4 032	10 846
Additions	24	388	—	10	422
Disposals	—	(192)	—	—	(192)
Currency translation adjustments	—	1	—	15	16
Transfers	—	—	—	—	—

At December 31, 2021	3 025	3 760	250	4 057	11 092

Accumulated depreciation:
At January 1, 2020	(399)	(2 967)	(205)	(2 776)	(6 347)
Depreciation charge	(428)	(691)	(46)	(470)	(1 635)
Disposals	—	760	38	352	1 150
Currency translation adjustments	—	1	—	4	5
Transfers	—	271	—	(171)	100

At December 31, 2020	(827)	(2 625)	(214)	(3 061)	(6 727)
Depreciation charge	(454)	(512)	(24)	(313)	(1 303)
Disposals	—	191	—	—	191
Currency translation adjustments	—	(2)	—	(3)	(5)
Transfers	—	—	—	—	—

At December 31, 2021	(1 281)	(2 948)	(238)	(3 377)	(7 844)

Net book value
Capitalized costs	3 001	3 563	250	4 032	10 846
Accumulated depreciation	(827)	(2 625)	(214)	(3 061)	(6 727)
At December 31, 2020	2 174	938	36	971	4 119

Capitalized costs	3 025	3 760	250	4 057	11 092
Accumulated depreciation	(1 281)	(2 948)	(238)	(3 377)	(7 844)

At December 31, 2021	1 744	812	12	680	3 248